Borrowings and financing (Details Narrative) - BRL (R$) R$ in Millions		3 Months Ended
	Jul. 20, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 06, 2020	Dec. 31, 2019	Dec. 17, 2018	Sep. 11, 2018	Jan. 17, 2018
IfrsStatementLineItems [Line Items]
Borrowing costs			R$ (17)	R$ (9)
Interest rate			8.89%	9.41%		10.73%
Debentures Promissory Note And Certificate Ofgribusiness Receivables 36 [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs									R$ 800
Interest rate									104.75%
Debentures Promissory Note And Certificate Ofgribusiness Receivables 37 [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs								R$ 1,200
Interest rate								107.40%
Second Series [Member]
IfrsStatementLineItems [Line Items]
Interest rate								106.00%
Debentures Promissory Note And Certificate Ofgribusiness Receivables 40 [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs							R$ 800
Interest rate							105.75%
Debentures Promissory Note And Certificate Ofgribusiness Receivables 377 [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs					R$ 2,000
Interest rate					1.45%
Debentures Promissory Note And Certificate Of Agribusiness Receivables 22 [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs					R$ 1,500
Debentures Promissory Note And Certificate Of Agribusiness Receivables 22 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Maturity	4 years	5 years
Debentures Promissory Note And Certificate Of Agribusiness Receivables 22 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Maturity	5 years	7 years
Swap Contracts [Member]
IfrsStatementLineItems [Line Items]
Weighted average annual rate of CDI			4.42%	2.76%